Document and Entity Information	25 Months Ended
	Jul. 31, 2012	Oct. 07, 2012
Document and Entity Information [Abstract]
Document Type	Other
Amendment Flag	true
Amendment Description	We are filing this post-effective amendment to update the financial statements and other information contained in our registration statement(Registration No. 333-175003.), which was declared effective by the Securities and Exchange Commission on September 6, 2011.
Document Period End Date	Jul. 31, 2012
Trading Symbol	autt
Entity Registrant Name	AUTHENTIC TEAS INC.
Entity Central Index Key	0001523486
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,011,600
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY